INCOME TAXES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		$ 597,712	$ 609,829
Deferred Tax Liabilities, Net		1,993,815	2,064,886
Deferred tax expense generated by Brazilian companies classified as held for sale		195,270	104,014	$ 12,737
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		235,828	233,468
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net		1,993,815	2,064,886	2,104,611	$ 2,027,185
Deferred tax (expense) income recognised in profit or loss		(55,785)	25,783	66,979
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	[1]	53,104	(25,783)	(66,979)
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		597,712	609,829	327,707	287,017
Deferred tax (expense) income recognised in profit or loss		145,415	129,797	79,716
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	[1]	137,991	8,275	(4,214)
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		235,828	233,468	110,526	$ 24,972
Deferred tax (expense) income recognised in profit or loss		7,183	121,524	83,930
Deductible Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		597,712	609,829
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		361,884	376,361
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets – Tax loss carryforward		235,828	233,468
Taxable Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net		1,993,815	2,064,886
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net		1,993,815	2,064,886
Taxable Difference [Member] | Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	[1]	$ 4,175	$ 121,522	$ 83,930

[1]	Includes deferred tax expenses related to temporary differences (ThU.S.$ 2,922 as of December 31, 2024), and tax losses (ThU.S.$ 3,008 as of December 31, 2024) generated by Brazilian companies previously classified as held for sale, through the sale date, see Note 14.